SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of assets measured at fair value on a non-recurring basis (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	¥ 298,792			$ 45,605	¥ 358,022
Property and equipment, loss	42,584	$ 6,500	¥ 250,048
Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	20,452		246,139
Property and equipment, loss	16,004		250,048
Apartment rental agreements	75,074
Trademarks	81,469
Apartment rental agreements loss	26,580
Fair Value, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	20,452		¥ 246,139
Apartment rental agreements	75,074
Trademarks	¥ 81,469